INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 14,442,460
Change in valuation allowance	$ 596,000	$ (528,000)